THIRD AVENUE VARIABLE SERIES TRUST
                          THIRD AVENUE VALUE PORTFOLIO


                       Supplement dated December 23, 2003
                       to Prospectus dated April 30, 2003


The information below supplements and replaces any contrary information contained in the prospectus.

Effective December 23, 2003, the bank information for wire purchases has changed. Please send all future Federal wires for purchases of the Portfolio to:

      PNC Bank
      ABA No. 031000053
      Account No. 8606905986
      Credit: (Name of Fund)
      FBO: (Shareholder name and account number)


                     INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                    WITH THE PROSPECTUS FOR FUTURE REFERENCE.